FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2025.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,358	—	5,358	—	—	—
Restricted cash*	85	—	85	—	—	—
Trade accounts receivable and other	4,628	—	4,261	—	367	—
Inventories	19,126	19,126	—	—	—	—
Prepaid expenses and other current assets	3,576	1,452	1,886	—	—	238
Assets classified as held for sale	199	199	—	—	—	—
Total current assets	32,972	20,777	11,590	—	367	238

Non-current assets:
Goodwill and intangible assets	5,343	5,343	—	—	—	—
Property, plant and equipment and biological assets	39,621	39,512	—	109	—	—
Investments in associates and joint ventures	10,668	10,668	—	—	—	—
Other investments	342	—	—	—	342	—
Deferred tax assets	8,586	8,586	—	—	—	—
Other assets	1,346	492	593	136	—	125
Total non-current assets	65,906	64,601	593	245	342	125
Total assets	98,878	85,378	12,183	245	709	363

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,173	—	3,173	—	—	—
Trade accounts payable and other	12,741	—	12,741	—	—	—
Short-term provisions	1,036	1,020	16	—	—	—
Accrued expenses and other liabilities	6,048	1,543	4,107	—	—	398
Income tax liabilities	499	499	—	—	—	—
Liabilities classified as held for sale	103	103	—	—	—	—
Total current liabilities	23,600	3,165	20,037	—	—	398

Non-current liabilities:
Long-term debt, net of current portion	10,559	—	10,559	—	—	—
Deferred tax liabilities	2,429	2,429	—	—	—	—
Deferred employee benefits	2,521	2,521	—	—	—	—
Long-term provisions	1,750	1,749	1	—	—	—
Other long-term obligations	1,549	300	1,018	—	—	231
Total non-current liabilities	18,808	6,999	11,578	—	—	231

Equity:
Equity attributable to the equity holders of the parent	54,378	54,378	—	—	—	—
Non-controlling interests	2,092	2,092	—	—	—	—
Total equity	56,470	56,470	—	—	—	—
Total liabilities and equity	98,878	66,634	31,615	—	—	629
*Restricted cash of 85 include a cash deposit of 69 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2025.
Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2025.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,358	—	5,358	—	—	—
Restricted cash*	85	—	85	—	—	—
Trade accounts receivable and other	4,628	—	4,261	—	367	—
Inventories	19,126	19,126	—	—	—	—
Prepaid expenses and other current assets	3,576	1,452	1,886	—	—	238
Assets classified as held for sale	199	199	—	—	—	—
Total current assets	32,972	20,777	11,590	—	367	238

Non-current assets:
Goodwill and intangible assets	5,343	5,343	—	—	—	—
Property, plant and equipment and biological assets	39,621	39,512	—	109	—	—
Investments in associates and joint ventures	10,668	10,668	—	—	—	—
Other investments	342	—	—	—	342	—
Deferred tax assets	8,586	8,586	—	—	—	—
Other assets	1,346	492	593	136	—	125
Total non-current assets	65,906	64,601	593	245	342	125
Total assets	98,878	85,378	12,183	245	709	363

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,173	—	3,173	—	—	—
Trade accounts payable and other	12,741	—	12,741	—	—	—
Short-term provisions	1,036	1,020	16	—	—	—
Accrued expenses and other liabilities	6,048	1,543	4,107	—	—	398
Income tax liabilities	499	499	—	—	—	—
Liabilities classified as held for sale	103	103	—	—	—	—
Total current liabilities	23,600	3,165	20,037	—	—	398

Non-current liabilities:
Long-term debt, net of current portion	10,559	—	10,559	—	—	—
Deferred tax liabilities	2,429	2,429	—	—	—	—
Deferred employee benefits	2,521	2,521	—	—	—	—
Long-term provisions	1,750	1,749	1	—	—	—
Other long-term obligations	1,549	300	1,018	—	—	231
Total non-current liabilities	18,808	6,999	11,578	—	—	231

Equity:
Equity attributable to the equity holders of the parent	54,378	54,378	—	—	—	—
Non-controlling interests	2,092	2,092	—	—	—	—
Total equity	56,470	56,470	—	—	—	—
Total liabilities and equity	98,878	66,634	31,615	—	—	629
*Restricted cash of 85 include a cash deposit of 69 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2025.
Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	105	—	237	342
Trade accounts receivable and other subject to TSR programs*	—	—	367	367
Derivative financial current assets	—	235	3	238
Derivative financial non-current assets	—	125	—	125
Total assets at fair value	105	360	607	1,072
Liabilities at fair value:
Derivative financial current liabilities	—	398	—	398
Derivative financial non-current liabilities	—	198	33	231
Total liabilities at fair value	—	596	33	629
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327	—	327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

Electricity option
Balance as of December 31, 2023	(82)
Change in fair value	42
Balance as of June 30, 2024	(40)
Change in fair value	8
Balance as of December 31, 2024	(32)
Change in fair value	(1)
Balance as of June 30, 2025	(33)

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	105	—	237	342
Trade accounts receivable and other subject to TSR programs*	—	—	367	367
Derivative financial current assets	—	235	3	238
Derivative financial non-current assets	—	125	—	125
Total assets at fair value	105	360	607	1,072
Liabilities at fair value:
Derivative financial current liabilities	—	398	—	398
Derivative financial non-current liabilities	—	198	33	231
Total liabilities at fair value	—	596	33	629
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327	—	327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

Electricity option
Balance as of December 31, 2023	(82)
Change in fair value	42
Balance as of June 30, 2024	(40)
Change in fair value	8
Balance as of December 31, 2024	(32)
Change in fair value	(1)
Balance as of June 30, 2025	(33)

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2025 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	59	1	213	—
Total interest rate instruments		1		—
Foreign exchange rate instruments
Forward purchase of contracts	186	4	574	(14)
Forward sale of contracts	448	5	435	(20)
Currency swaps sales	2,187	74	4,851	(82)
Currency swaps purchases	755	20	4,514	(163)
Exchange option purchases	5,412	83	94	(1)
Exchange options sales	111	1	5,450	(145)
Total foreign exchange rate instruments		187		(425)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	810	56	536	(26)
Term contracts purchases	1,083	114	1,004	(116)
Options sales/purchases	86	2	544	(29)
Total raw materials (base metal), freight, energy, emission rights and others		172		(171)
Total		360		(596)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2024 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	8	—	20	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	499	35	195	(39)
Forward sale of contracts	59	6	1,088	(113)
Currency swaps sales	1,189	7	3,734	(55)
Currency swaps purchases	2,614	151	1,701	(17)
Exchange option purchases	4,203	67	75	—
Exchange options sales	1	—	3,602	(294)
Total foreign exchange rate instruments		266		(518)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	386	26	302	(44)
Term contracts purchases	571	146	651	(76)
Option sales/purchases	3	—	—	—
Total raw materials (base metal), freight, energy, emission rights and others		172		(120)
Total		438		(638)